Segment Data	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Data
Segment Data

We are organized and managed primarily on a geographic basis, with Right Management currently operating as a separate global business unit. Each country and business unit generally has its own distinct operations and management team, providing services under our global brands, and maintains its own financial reports. We have an executive sponsor for each global brand who is responsible for ensuring the integrity and consistency of delivery locally. We develop and implement global workforce solutions for our clients that deliver the outcomes that help them achieve their business strategy. Each operation reports directly or indirectly through a regional manager to a member of executive management. Given this reporting structure, all of our operations have been segregated into the following reporting segments: Americas, which includes United States and Other Americas; Southern Europe, which includes France, Italy and Other Southern Europe; Northern Europe; APME; and Right Management.

The Americas, Southern Europe, Northern Europe and APME segments derive a significant majority of their revenues from the placement of contingent workers. The remaining revenues within these segments are derived from other workforce solutions and services, including recruitment and assessment, training and development, and ManpowerGroup Solutions. ManpowerGroup Solutions includes Talent Based Outsourcing (TBO), TAPFIN - Managed Service Provider (MSP), Recruitment Process Outsourcing (RPO) and Proservia. The Right Management segment revenues are derived from career management and workforce consulting services. Segment revenues represent sales to external clients. Due to the nature of our business, we generally do not have export sales. We provide services to a wide variety of clients, none of which individually comprise a significant portion of revenues for us as a whole.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. We evaluate performance based on operating unit profit, which is equal to segment revenues less direct costs and branch and national headquarters operating costs. This profit measure does not include goodwill and intangible asset impairment charges or amortization of intangible assets related to acquisitions, interest and other income and expense amounts or income taxes.

Total assets for the segments are reported after the elimination of investments in subsidiaries and intercompany accounts.

Year Ended December 31	2015	2014	2013
Revenues from Services(a)
Americas:
United States(b)	$3,005.8	$3,086.4	$2,967.0
Other Americas	1,486.2	1,497.3	1,543.2
	4,492.0	4,583.7	4,510.2
Southern Europe:
France	4,661.3	5,351.6	5,284.9
Italy	1,226.1	1,178.8	1,087.6
Other Southern Europe	984.5	979.3	864.5
	6,871.9	7,509.7	7,237.0
Northern Europe	5,453.3	6,048.1	5,738.8
APME	2,239.1	2,327.1	2,447.7
Right Management	273.6	294.2	316.8
	$19,329.9	$20,762.8	$20,250.5
Operating Unit Profit
Americas:
United States	$143.8	$125.4	$99.8
Other Americas	57.0	56.2	43.9
	200.8	181.6	143.7
Southern Europe:
France	258.8	275.5	198.9
Italy	70.9	64.2	53.8
Other Southern Europe	25.1	22.0	11.9
	354.8	361.7	264.6
Northern Europe	159.5	198.1	139.7
APME	79.3	84.2	70.8
Right Management	38.3	33.5	20.4
	832.7	859.1	639.2
Corporate expenses	(111.0)	(105.8)	(93.2)
Intangible asset amortization expense(c)	(32.8)	(33.4)	(34.1)
Interest and other expenses	(28.2)	(38.3)	(36.4)
Earnings before income taxes	$660.7	$681.6	$475.5

(a) Further breakdown of revenues from services by geographical region was as follows:

Revenues from Services	2015	2014	2013
United States	$3,115.6	$3,190.6	$3,080.8
France	4,684.1	5,378.6	5,313.6
Italy	1,230.2	1,183.4	1,093.0
United Kingdom	2,118.4	2,168.6	1,884.5
Total Foreign	16,214.3	17,572.2	17,169.7

(b) The United States revenues above represent revenues from our company-owned branches and franchise fees received from our franchise operations, which were $15.2, $16.1 and $15.2 for 2015, 2014 and 2013, respectively.
(c) Intangible asset amortization related to acquisitions is excluded from operating costs within the reportable segments and corporate expenses, and shown separately.

Year Ended December 31	2015	2014	2013
Depreciation and Amortization Expense
Americas:
United States	$9.3	$9.4	$12.3
Other Americas	2.9	4.1	4.5
	12.2	13.5	16.8
Southern Europe:
France	10.1	13.0	14.1
Italy	1.9	2.4	2.6
Other Southern Europe	2.3	2.2	2.2
	14.3	17.6	18.9
Northern Europe	9.8	11.2	14.0
APME	4.7	4.4	4.8
Right Management	3.7	3.6	4.3
Corporate expenses	0.2	0.1	1.4
Amortization of intangible assets(a)	32.8	33.4	34.1
	$77.7	$83.8	$94.3
Earnings from Equity Investments
Americas:
United States	$—	$—	$—
Other Americas	—	—	—
	—	—	—
Southern Europe:
France	0.4	0.4	0.3
Italy	—	—	—
Other Southern Europe	—	—	—
	0.4	0.4	0.3
Northern Europe	7.6	2.6	6.9
APME	—	—	—
Right Management	—	—	—
	$8.0	$3.0	$7.2

(a) Intangible asset amortization related to acquisitions is excluded from operating costs within the reportable segments and corporate expenses and shown separately.

Year Ended December 31	2015	2014	2013
Total Assets(a)
Americas:
United States	$1,708.5	$1,532.7	$1,476.3
Other Americas	304.9	284.1	266.9
	2,013.4	1,816.8	1,743.2
Southern Europe:
France	1,926.3	1,922.7	1,950.3
Italy	267.1	230.0	218.3
Other Southern Europe	238.1	218.4	209.1
	2,431.5	2,371.1	2,377.7
Northern Europe	1,444.2	1,862.6	1,951.8
APME	533.7	501.4	466.7
Right Management	143.9	139.1	134.4
Corporate(b)	950.8	490.2	612.8
	$7,517.5	$7,181.2	$7,286.6
Equity Investments
Americas:
United States	$—	$—	$3.0
Other Americas	—	—	—
	—	—	3.0
Southern Europe:
France	—	0.7	0.4
Italy	0.2	0.2	—
Other Southern Europe	—	—	—
	0.2	0.9	0.4
Northern Europe	137.7	131.1	136.5
APME	—	0.3	0.3
Right Management	—	—	—
	$137.9	$132.3	$140.2

(a) In connection with the adoption in the third quarter of 2015 of the new accounting guidance on debt issuance costs, we have reclassified certain amounts in prior-period financial statements to conform to the current period's presentation. In our Consolidated Balance Sheets, we have reclassified debt issuance costs associated with our long-term debt from other assets to long-term debt (see Note 7 to the Consolidated Financial Statements).
(b) Corporate assets include assets that were not used in the operations of any segment, the most significant of which were purchased intangibles and cash.

Year Ended December 31	2015	2014	2013
Long-lived Assets(a)
Americas:
United States	$26.0	$25.4	$25.8
Other Americas	7.3	8.3	10.4
	33.3	33.7	36.2
Southern Europe:
France	39.2	44.6	56.3
Italy	4.7	4.7	6.5
Other Southern Europe	11.8	11.1	10.3
	55.7	60.4	73.1
Northern Europe	32.9	29.0	30.6
APME	19.4	20.6	19.2
Right Management	10.5	10.6	11.3
Corporate	0.4	0.1	0.2
	$152.2	$154.4	$170.6
Additions to Long-Lived Assets
Americas:
United States	$10.1	$9.1	$6.0
Other Americas	2.4	3.9	4.8
	12.5	13.0	10.8
Southern Europe:
France	10.3	7.8	10.7
Italy	2.4	1.3	1.9
Other Southern Europe	4.1	4.8	3.7
	16.8	13.9	16.3
Northern Europe	13.4	13.6	8.8
APME	4.5	7.9	4.3
Right Management	4.7	3.6	4.5
Corporate	0.4	—	—
	$52.3	$52.0	$44.7

(a) Further breakdown of long-lived assets by geographical region was as follows:

Long-Lived Assets	2015	2014	2013
United States	$32.3	$30.2	$30.6
France	40.4	46.0	57.8
Italy	4.7	4.7	6.5
United Kingdom	10.3	10.3	7.4
Total Foreign	119.9	124.2	140.0